ANGEL OAK MORTGAGE TRUST I, LLC ABS-15G

Exhibit 99.22

					Origination Values					Post-Closing Values
Seller Loan ID	Origination Date	Original Loan Amount	Value used for LTV calculation	Sales Price	Appraisal Value(s)					Desk Review Values
					Appraised Value	Appraisal Date	Second Appraisal Value	Second Appraisal Type	Second Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date
310001011	[REDACTED]	[REDACTED]	[REDACTED]	[REDACTED]	[REDACTED]	[REDACTED]	[REDACTED]	Desk review		[REDACTED]	[REDACTED]	0.40%	[REDACTED]	[REDACTED]